Deferred Revenue and Deferred Charges (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deferred Revenue Arrangement [Line Items]
Long-term deferred charges	¥ 72,801	¥ 55,841
Other current liabilities
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	64,796	53,720
Other long term liabilities
Deferred Revenue Arrangement [Line Items]
Long-term deferred revenue	79,610	55,841
Prepaid expense and other current assets
Deferred Revenue Arrangement [Line Items]
Current deferred charges	17,293	16,847
Other asset
Deferred Revenue Arrangement [Line Items]
Long-term deferred charges	¥ 72,801	¥ 55,841